Share-Based Compensation - Schedule of Group’s Ads Activity under the Plans (Details)			6 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) shares
Schedule of Group’s Ads Activity under the Plans [Line Items]
Number of shares, beginning balance | shares			2,500,000	2,500,000
Weighted Average Grant-date fair value, beginning balance | $ / shares			$ 25.92
Weighted Average Remaining terms, beginning balance	11 months 15 days	11 months 15 days	5 months 19 days	5 months 19 days
Grant-date fair value of ADS, beginning balance | $			$ 64,800,000
Number of shares, Granted | shares
Weighted Average Grant-date fair value, Granted | $ / shares
Grant-date fair value of ADS, Granted | $
Number of shares, Vested | shares
Weighted Average Grant-date fair value, Vested | $ / shares
Weighted Average Remaining terms, Vested
Grant-date fair value of ADS, Vested | $
Number of shares, Forfeited | shares
Weighted Average Grant-date fair value, Forfeited | $ / shares
Weighted Average Remaining terms, Forfeited
Grant-date fair value of ADS, Forfeited | $
Number of shares, ending balance | shares	2,500,000	2,500,000	2,500,000	2,500,000
Weighted Average Grant-date fair value, ending balance | $ / shares	$ 25.92		$ 25.92
Weighted Average Remaining terms, ending balance	11 months 15 days	11 months 15 days	5 months 19 days	5 months 19 days
Grant-date fair value of ADS, ending balance | $	$ 64,800,000		$ 64,800,000
ADS [Member]
Schedule of Group’s Ads Activity under the Plans [Line Items]
Grant-date fair value of ADS, beginning balance | ¥				¥ 439,674,480
Grant-date fair value of ADS, Granted | ¥
Grant-date fair value of ADS, Vested | ¥
Grant-date fair value of ADS, Forfeited | ¥
Grant-date fair value of ADS, ending balance | ¥		¥ 439,674,480		¥ 439,674,480